S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.06
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 101,272,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,588,839
No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.05
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 116,309,685
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,731,696
Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.69
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 76,272,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,088,839
Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.68
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 87,559,685
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,856,696
Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.65
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 51,272,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,588,839
Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.64
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 58,809,685
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,981,696
Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.29
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 26,272,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,088,839
Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.29
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 30,059,685
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,106,696
Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.72
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 1,272,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	4,588,839
Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.75
Net Tangible Book Value	$ (153,411)
Net Tangible Book Value, Adjusted	$ 1,309,685
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	4,928,571
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,231,696
Public Units [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.97
Public Units [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.98
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.34
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.35
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.38
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.39
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.74
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.74
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.31
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.28
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.94
Pro forma net tangible book value after this offering [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.95
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.31
Pro forma net tangible book value after this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.32
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.35
Pro forma net tangible book value after this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.36
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.71
Pro forma net tangible book value after this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.71
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.28
Pro forma net tangible book value after this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.25
Net proceeds from this offering and the sale of private placement shares [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 101,435,700
Net proceeds from this offering and the sale of private placement shares [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,360,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,435,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,360,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,435,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,360,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,435,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,360,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	101,435,700
Net proceeds from this offering and the sale of private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	116,360,700
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Offering costs accrued for and paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	102,396
Overallotment Liability [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(111,900)
Overallotment Liability [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(111,900)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(111,900)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(111,900)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(111,900)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(25,000,000)
Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(28,750,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(50,000,000)
Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(57,500,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)
Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(100,000,000)
Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (115,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(642,857)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(642,857)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(642,857)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(642,857)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(642,857)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	10,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	11,500,000
Private placement shares [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	303,125
Ordinary shares redeemed [Member] | No Redemption [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | No Redemption [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,500,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,875,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)